UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Value Fund Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class A Share of The Gabelli Value Fund Inc. (the “Fund”) rose 21.9%, while the Standard & Poor’s (“S&P”) 500 Index was up 15.9% and the Dow Jones Industrial Average increased 12.0%. For the six month period ended June 30, 2009, the Fund was up 8.8% versus an increase of 3.2% for the S&P 500 Index and a decrease of 1.9% for the Dow Jones Industrial Average.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

															Since
			Year to												Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		15 Year		(9/29/89)
Gabelli Value Fund Class A	21.92%		8.78%		(28.94)%		(10.60)%		(3.20)%		0.15%		7.95%		8.76%
	14.91	(b)	2.52	(b)	(33.03	)(b)	(12.35	)(b)	(4.34	)(b)	(0.44	)(b)	7.52	(b)	8.44 (b)

S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		(2.22)		6.92		7.31
Dow Jones Industrial Average	11.96		(1.93)		(22.96)		(6.34)		(1.65)		(0.37)		8.16		8.58
Nasdaq Composite Index	21.05		15.33		(27.98)		(10.83)		(4.35)		(1.70)		6.58		7.11
Class B	21.53		8.25		(29.53)		(11.30)		(3.95)		(0.56)		7.43		8.37
	16.53	(c)	3.25	(c)	(33.06	)(c)	(12.19	)(c)	(4.33	)(c)	(0.56)		7.43		8.37
Class C	21.50		8.24		(29.56)		(11.29)		(3.94)		(0.53)		7.45		8.39
	20.50	(d)	7.24	(d)	(30.27	)(d)	(11.29)		(3.94)		(0.53)		7.45		8.39
Class I	21.95		8.79		(28.81)		(10.51)		(3.14)		0.19		7.97		8.78
In the current prospectus, the expense ratios for Class A, B, C, and I Shares are 1.41%, 2.16%, 2.16%, and 1.16%, respectively. Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The Gabelli Value Fund Inc.

Actual Fund Return
Class A	$1,000.00	$1,087.80	1.56%	$8.08
Class B	$1,000.00	$1,082.50	2.31%	$11.93
Class C	$1,000.00	$1,082.40	2.31%	$11.93
Class I	$1,000.00	$1,087.90	1.31%	$6.78

Hypothetical 5% Return
Class A	$1,000.00	$1,017.06	1.56%	$7.80
Class B	$1,000.00	$1,013.34	2.31%	$11.53
Class C	$1,000.00	$1,013.34	2.31%	$11.53
Class I	$1,000.00	$1,018.30	1.31%	$6.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The Gabelli Value Fund Inc.

Entertainment	18.6%
Cable and Satellite	13.4%
Metals and Mining	9.1%
Food and Beverage	6.6%
Diversified Industrial	6.1%
Consumer Products	5.5%
Telecommunications	5.4%
Equipment and Supplies	3.9%
Financial Services	3.7%
Electronics	3.3%
Environmental Services	2.8%
Energy and Utilities	2.7%
Broadcasting	2.4%
Publishing	2.1%
Automotive: Parts and Accessories	2.0%
Consumer Services	1.8%
Communications Equipment	1.7%
Aerospace	1.6%
Machinery	1.3%
Real Estate	1.1%
Retail	1.0%
Hotels and Gaming	1.0%
Business Services	0.9%
Aviation: Parts and Services	0.5%
Specialty Chemicals	0.4%
Wireless Communications	0.4%
Computer Software and Services	0.4%
Agriculture	0.4%
Health Care	0.3%
Automotive	0.1%
Transportation	0.0%
Manufactured Housing	0.0%
Other Assets and Liabilities (Net)	(0.5)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value Fund Inc.
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.5%
	Aerospace — 1.6%
500	Lockheed Martin Corp	$12,900	$40,325
1,000,000	Rolls-Royce Group plc†	7,007,796	5,947,387
85,800,000	Rolls-Royce Group plc, Cl. C†	124,728	141,158

		7,145,424	6,128,870

	Agriculture — 0.4%
50,000	Archer-Daniels-Midland Co.	1,216,271	1,338,500
500	The Mosaic Co.	8,345	22,150

		1,224,616	1,360,650

	Automotive — 0.1%
10,000	Navistar International Corp.†	309,727	436,000

	Automotive: Parts and Accessories — 2.0%
2,000	BERU AG	218,785	212,393
38,000	China Yuchai International Ltd.	300,576	272,460
218,000	Genuine Parts Co.	5,804,525	7,316,080
16,000	Proliance International Inc.† (a)	70,925	2,253

		6,394,811	7,803,186

	Aviation: Parts and Services — 0.5%
3,000	BBA Aviation plc	6,033	5,627
40,000	Curtiss-Wright Corp.	730,684	1,189,200
370,000	GenCorp Inc.†	3,165,332	706,700
160,000	The Fairchild Corp., Cl. A†	416,434	2,880

		4,318,483	1,904,407

	Broadcasting — 2.4%
900,000	CBS Corp., Cl. A, Voting	16,395,337	6,255,000
212,000	Liberty Media Corp. — Capital, Cl. A†	2,087,617	2,874,720

		18,482,954	9,129,720

	Business Services — 0.9%
27,000	Akamai Technologies Inc.†	684,738	517,860
35,300	Ascent Media Corp., Cl. A†	912,006	938,274
14,000	Broadridge Financial Solutions Inc.	164,276	232,120
16,000	Ideation Acquisition Corp.†	124,182	123,360
68,000	Intermec Inc.†	1,474,883	877,200
30,000	Nashua Corp.†	255,780	201,000
25,000	The Brink’s Co.	766,153	725,750

		4,382,018	3,615,564

	Cable and Satellite — 13.4%
130,000	Adelphia Communications Corp., Cl. A† (a)	91,925	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
130,000	Adelphia Recovery Trust†	0	130
1,375,000	Cablevision Systems Corp., Cl. A	4,150,349	26,688,750
32,000	Comcast Corp., Cl. A, Special	672,022	451,200
145,000	DISH Network Corp., Cl. A†	3,153,705	2,350,450
36,000	EchoStar Corp., Cl. A†	980,040	573,840
235,000	Liberty Global Inc., Cl. A†	4,232,581	3,734,150
373,000	Rogers Communications Inc., Cl. B	1,543,575	9,604,750
150,000	Scripps Networks Interactive Inc., Cl. A	4,795,973	4,174,500
146,000	The DIRECTV Group Inc.†	3,142,347	3,607,660

		22,762,517	51,185,430

	Communications Equipment — 1.7%
20,000	Alcatel-Lucent, ADR†	152,650	49,600
400,000	Corning Inc.	3,689,406	6,424,000
30,000	Motorola Inc.	210,940	198,900
5,000	Nortel Networks Corp.†	384	218

		4,053,380	6,672,718

	Computer Software and Services — 0.4%
8,000	Alibaba.com Ltd.†	14,075	14,183
27,000	Metavante Technologies Inc.†	641,208	698,220
45,000	Yahoo! Inc.†	1,149,740	704,700

		1,805,023	1,417,103

	Consumer Products — 5.5%
60,000	Energizer Holdings Inc.†	1,407,595	3,134,400
567	Givaudan SA	161,240	347,079
30,000	Hartmarx Corp.†	74,470	300
1,000	National Presto Industries Inc.	29,828	76,100
97,000	Pactiv Corp.†	881,531	2,104,900
940,000	Swedish Match AB	12,894,334	15,261,224
2,000	Wolverine World Wide Inc.	19,468	44,120

		15,468,466	20,968,123

	Consumer Services — 1.8%
50,000	Brink’s Home Security Holdings Inc.†	1,158,313	1,415,500
44,500	IAC/InterActiveCorp.†	1,061,305	714,225
282,000	Liberty Media Corp. — Interactive, Cl. A†	5,099,069	1,412,820
165,000	Rollins Inc.	829,471	2,856,150
42,000	TiVo Inc.†	322,342	440,160

		8,470,500	6,838,855

	Diversified Industrial — 6.1%
42,000	Ampco-Pittsburgh Corp.	210,015	984,900
16,000	Cooper Industries Ltd., Cl. A	535,734	496,800
178,000	Crane Co.	4,648,453	3,971,180
73,837	Griffon Corp.†	712,572	614,324
302,000	Honeywell International Inc.	8,755,483	9,482,800
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
116,000	ITT Corp.	$4,906,736	$5,162,000
200,000	Katy Industries Inc.†	1,264,172	276,000
1,000	Pentair Inc.	31,908	25,620
90,000	Tyco International Ltd.	4,106,856	2,338,200

		25,171,929	23,351,824

	Electronics — 3.3%
22,000	LoJack Corp.†	100,376	92,180
195,000	LSI Corp.†	1,144,959	889,200
197,000	Texas Instruments Inc.	4,837,487	4,196,100
4,000	Thermo Fisher Scientific Inc.†	92,199	163,080
200,000	Thomas & Betts Corp.†	3,797,729	5,772,000
80,000	Tyco Electronics Ltd.	2,657,886	1,487,200

		12,630,636	12,599,760

	Energy and Utilities — 2.7%
3,000	Allegheny Energy Inc.	37,046	76,950
12,000	Chevron Corp.	723,710	795,000
143,500	ConocoPhillips	3,903,080	6,035,610
5,000	FPL Group Inc.	222,324	284,300
5,420	Mirant Corp.†	25,619	85,311
200,000	Mirant Corp., Escrow† (a)	0	0
90,000	Northeast Utilities	1,732,487	2,007,900
40,000	Southwest Gas Corp.	959,677	888,400

		7,603,943	10,173,471

	Entertainment — 18.6%
8,570	Chestnut Hill Ventures† (a)	233,241	288,638
200,500	Discovery Communications Inc., Cl. A†	2,820,007	4,521,275
196,500	Discovery Communications Inc., Cl. C†	1,959,643	4,034,145
65,000	Dover Motorsports Inc.	315,664	92,300
266,000	Grupo Televisa SA, ADR	2,422,178	4,522,000
683,000	Liberty Media Corp. — Entertainment, Cl. A†	9,469,464	18,270,250
53,000	Macrovision Solutions Corp.†	979,463	1,155,930
363,001	Time Warner Inc.	11,002,847	9,143,995
894,000	Viacom Inc., Cl. A†	26,260,511	21,438,120
306,001	Vivendi	4,443,045	7,312,721
16,000	Warner Music Group Corp.†	89,559	93,600

		59,995,622	70,872,974

	Environmental Services — 2.8%
332,000	Republic Services Inc.	4,148,053	8,104,120
93,000	Waste Management Inc.	2,469,778	2,618,880

		6,617,831	10,723,000

	Equipment and Supplies — 3.9%
185,000	CIRCOR International Inc.	2,164,535	4,367,850
89,000	Flowserve Corp.	1,535,731	6,213,090
100,000	Gerber Scientific Inc.†	728,983	250,000
100,000	GrafTech International Ltd.†	1,163,637	1,131,000
132,000	Watts Water Technologies Inc., Cl. A	1,876,251	2,843,280

		7,469,137	14,805,220

	Financial Services — 3.7%
266,000	American Express Co.	7,255,045	6,181,840
30,000	Ameriprise Financial Inc.	840,894	728,100
26,000	Deutsche Bank AG	1,500,517	1,586,000
40,000	H&R Block Inc.	781,256	689,200
24,000	Interactive Brokers Group Inc., Cl. A†	503,976	372,720
20,038	JPMorgan Chase & Co.	679,279	683,496
69,000	Legg Mason Inc.	2,068,511	1,682,220
40,000	SLM Corp.†	963,321	410,800
14,000	The Bank of New York Mellon Corp.	401,714	410,340
15,000	The Phoenix Companies Inc.†	120,000	25,050
56,000	Wells Fargo & Co.	1,596,884	1,358,560

		16,711,397	14,128,326

	Food and Beverage — 6.6%
12,000	Cadbury plc, ADR	578,367	412,800
8,000	Corn Products International Inc.	98,620	214,320
45,000	Davide Campari — Milano SpA	439,326	360,149
36,000	Del Monte Foods Co.	273,028	337,680
192,000	Diageo plc, ADR	7,402,380	10,992,000
48,000	Dr. Pepper Snapple Group Inc.†	1,186,728	1,017,120
8,000	Flowers Foods Inc.	43,372	174,720
136,000	Fomento Economico Mexicano SAB de CV, ADR	1,656,151	4,384,640
35,000	H.J. Heinz Co.	1,177,350	1,249,500
12,000	Kellogg Co.	554,827	558,840
25,000	Kerry Group plc, Cl. A	290,481	566,404
200	MEIJI Holdings Co. Ltd.†	10,116	8,055
72,000	PepsiAmericas Inc.	990,835	1,930,320
22,174	Pernod-Ricard SA	2,042,252	1,395,771
16,000	Remy Cointreau SA	962,471	579,100
25,000	The Hershey Co.	995,111	900,000

		18,701,415	25,081,419

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 0.3%
4,000	Chemed Corp.	$125,792	$157,920
12,000	Covidien plc	499,814	449,280
14,000	Mead Johnson Nutrition Co., Cl. A†	360,448	444,780

		986,054	1,051,980

	Hotels and Gaming — 1.0%
52,900	Dover Downs Gaming & Entertainment Inc.	328,276	245,985
145,000	Gaylord Entertainment Co.†	3,990,984	1,842,950
320,000	Ladbrokes plc	3,253,472	968,692
50,000	Las Vegas Sands Corp.†	677,716	393,000
60,000	MGM Mirage†	1,276,607	383,400

		9,527,055	3,834,027

	Machinery — 1.3%
90,000	CNH Global NV†	1,642,336	1,263,600
66,000	Deere & Co.	1,384,349	2,636,700
45,000	Zebra Technologies Corp., Cl. A†	1,322,400	1,064,700

		4,349,085	4,965,000

	Manufactured Housing — 0.0%
30,000	Champion Enterprises Inc.†	250,558	9,600

	Metals and Mining — 9.1%
390,000	Barrick Gold Corp.	6,775,559	13,084,500
33,000	Freeport-McMoRan Copper & Gold Inc.	1,171,182	1,653,630
120,000	Kinross Gold Corp.	1,045,421	2,178,000
433,000	Newmont Mining Corp.	8,235,206	17,696,710

		17,227,368	34,612,840

	Publishing — 2.1%
60,000	Belo Corp., Cl. A	716,285	107,400
700,000	Media General Inc., Cl. A	13,220,201	1,477,000
60,000	Meredith Corp.	1,206,782	1,533,000
506,000	News Corp., Cl. A	7,618,926	4,609,660
55,000	The E.W. Scripps Co., Cl. A	457,137	114,950

		23,219,331	7,842,010

	Real Estate — 1.1%
134,000	Griffin Land & Nurseries Inc.	1,587,460	4,191,520

	Retail — 1.0%
40,000	HSN Inc.†	440,419	422,800
50,000	Ingles Markets Inc., Cl. A	572,181	762,000
112,000	Safeway Inc.	2,272,056	2,281,440
30,000	SUPERVALU Inc.	850,468	388,500

		4,135,124	3,854,740

	Specialty Chemicals — 0.4%
220,000	Ferro Corp.	3,409,417	605,000
5,000	FMC Corp.	212,967	236,500
15,000	International Flavors & Fragrances Inc.	660,566	490,800
3,500	Monsanto Co.	149,303	260,190

		4,432,253	1,592,490

	Telecommunications — 5.4%
600,000	Cincinnati Bell Inc.†	2,169,229	1,704,000
44,000	RCN Corp.†	186,437	262,680
870,000	Sprint Nextel Corp.†	9,906,954	4,184,700
382,000	Telephone & Data Systems Inc.	8,294,188	10,810,600
140,000	Telephone & Data Systems Inc., Special	3,124,234	3,634,400

		23,681,042	20,596,380

	Transportation — 0.0%
94,000	Grupo TMM SA, Cl. A, ADR†	726,005	82,720

	Wireless Communications — 0.4%
40,000	United States Cellular Corp.†	1,880,524	1,538,000

	TOTAL COMMON STOCKS	341,721,688	383,367,927

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	35,380	25,585

	TOTAL INVESTMENTS — 100.5%	$341,757,068	383,393,512

	Other Assets and Liabilities (Net) — (0.5)%		(1,856,733)

	NET ASSETS — 100.0%		$381,536,779

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $290,891 or 0.08% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $341,757,068)	$383,393,512
Receivable for investments sold	95
Receivable for Fund shares sold	106,046
Dividends receivable	567,007
Prepaid expenses	33,765

Total Assets	384,100,425

Liabilities:
Payable to custodian	1,444,052
Payable for investments purchased	66,414
Payable for Fund shares redeemed	354,614
Payable for investment advisory fees	320,562
Payable for distribution fees	85,261
Payable for accounting fees	3,750
Other accrued expenses	288,993

Total Liabilities	2,563,646

Net Assets applicable to 39,083,094 shares outstanding	$381,536,779

Net Assets Consist of:
Paid-in capital, each class at $0,001 par value	$348,387,029
Accumulated net investment income	1,349,663
Accumulated net realized loss on investments and foreign currency transactions	(9,836,310)
Net unrealized appreciation on investments	41,636,444
Net unrealized depreciation on foreign currency translations	(47)

Net Assets	$381,536,779

Shares of Capital Stock:
Class A:
Net Asset Value and redemption price per share ($368,029,728 ÷ 37,610,247 shares outstanding; 100,000,000 shares authorized)	$9.79

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.39

Class B:
Net Asset Value and offering price per share ($3,955,657 ÷ 443,318 shares outstanding; 100,000,000 shares authorized)	$8.92 (a)

Class C:
Net Asset Value and offering price per share ($5,466,254 ÷ 611,859 shares outstanding; 50,000,000 shares authorized)	$8.93 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($4,085,140 ÷ 417,670 shares outstanding; 50,000,000 shares authorized)	$9.78

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $177,494)	$4,144,826
Interest	149

Total Investment Income	4,144,975

Expenses:
Investment advisory fees	1,773,553
Distribution fees — Class A	427,731
Distribution fees — Class B	19,159
Distribution fees — Class C	25,971
Shareholder services fees	263,065
Shareholder communications expenses	93,842
Custodian fees	46,923
Legal and audit fees	39,400
Directors’ fees	34,375
Accounting fees	22,500
Registration expenses	21,963
Interest expense	1,354
Miscellaneous expenses	26,369

Total Expenses	2,796,205

Less:
Advisory fee reduction on unsupervised assets	(893)

Net Expenses	2,795,312

Net Investment Income	1,349,663

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,176,715)
Net realized gain on foreign currency transactions	13,836

Net realized loss on investments and foreign currency transactions	(2,162,879)

Net change in unrealized appreciation/ depreciation on investments	29,455,176
Net change in unrealized appreciation/ depreciation on foreign currency translations	80

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	29,455,256

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	27,292,377

Net Increase in Net Assets Resulting from Operations	$28,642,040

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$1,349,663	$1,604,541
Net realized gain/(loss) on investments and foreign currency transactions	(2,162,879)	269,015
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	29,455,256	(337,654,021)

Net Increase/(Decrease) in Net Assets Resulting from Operations	28,642,040	(335,780,465)

Distributions to Shareholders:
Net investment income
Class A	—	(1,532,510)
Class I	—	(29,462)

	—	(1,561,972)

Net realized gain
Class A	—	(1,146,901)
Class B	—	(14,429)
Class C	—	(19,608)
Class I	—	(11,183)

	—	(1,192,121)

Return of capital
Class A	—	(11,113,485)
Class B	—	(139,813)
Class C	—	(190,005)
Class I	—	(108,364)

	—	(11,551,667)

Total Distributions to Shareholders	—	(14,305,760)

Capital Share Transactions:
Class A	(26,228,426)	(94,716,927)
Class B	(578,650)	(2,363,555)
Class C	(598,175)	(3,170,905)
Class I	259,429	4,331,144

Net Decrease in Net Assets from Capital Share Transactions	(27,145,822)	(95,920,243)

Redemption Fees	6,859	770

Net Increase/(Decrease) in Net Assets	1,503,077	(446,005,698)

Net Assets:
Beginning of period	380,033,702	826,039,400

End of period (including undistributed net investment income of $1,349,663 and $0, respectively)	$381,536,779	$380,033,702

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

														Ratios to Average Net Assets/
		Income from Investment Operations			Distributions									Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net					Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net	Realized	Return				Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses		Rate††
Class A
2009 (b)	$9.00	$0.03	$0.76	$0.79	—	—	—	—	$0.00	(c)	$9.79	8.8%	$368,030	0.78	%(d)	1.56	%(d)(e)	2%
2008	16.78	0.04	(7.47)	(7.43)	$(0.04)	$(0.03)	$(0.28)	$(0.35)	0.00	(c)	9.00	(44.2)	366,568	0.28		1.41	(e)	4
2007	17.61	(0.04)	0.86	0.82	—	(1.65)	0.00 (c)	(1.65)	0.00	(c)	16.78	4.6	800,586	(0.20)		1.39	(e)	9
2006	18.11	0.03	3.92	3.95	(0.03)	(4.42)	—	(4.45)	0.00	(c)	17.61	21.7	860,789	0.14		1.41	(e)	17
2005	19.49	0.02	(0.05)	(0.03)	(0.01)	(1.34)	—	(1.35)	0.00	(c)	18.11	(0.2)	1,063,137	0.08		1.40		3
2004	17.97	(0.02)	2.31	2.29	—	(0.77)	—	(0.77)	0.00	(c)	19.49	12.8	1,261,293	(0.11)		1.39	(e)	12

Class B
2009 (b)	$8.24	$0.00 (c)	$0.68	$0.68	—	—	—	—	$0.00	(c)	$8.92	8.3%	$3,956	0.02	%(d)	2.31	%(d)(e)	2%
2008	15.46	(0.06)	(6.85)	(6.91)	—	$(0.03)	$(0.28)	$(0.31)	0.00	(c)	8.24	(44.6)	4,252	(0.48)		2.16	(e)	4
2007	16.46	(0.17)	0.82	0.65	—	(1.65)	0.00 (c)	(1.65)	0.00	(c)	15.46	3.9	10,774	(0.95)		2.14	(e)	9
2006	17.28	(0.10)	3.70	3.60	—	(4.42)	—	(4.42)	0.00	(c)	16.46	20.8	13,046	(0.53)		2.16	(e)	17
2005	18.79	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	(c)	17.28	(0.9)	17,804	(0.67)		2.15		3
2004	17.47	(0.15)	2.24	2.09	—	(0.77)	—	(0.77)	0.00	(c)	18.79	12.0	20,366	(0.86)		2.14	(e)	12

Class C
2009 (b)	$8.25	$0.00 (c)	$0.68	$0.68	—	—	—	—	$0.00	(c)	$8.93	8.2%	$5,466	0.02	%(d)	2.31	%(d)(e)	2%
2008	15.48	(0.06)	(6.86)	(6.92)	—	$(0.03)	$(0.28)	$(0.31)	0.00	(c)	8.25	(44.6)	5,686	(0.47)		2.16	(e)	4
2007	16.47	(0.17)	0.83	0.66	—	(1.65)	0.00 (c)	(1.65)	0.00	(c)	15.48	4.0	14,679	(0.94)		2.14	(e)	9
2006	17.29	(0.11)	3.71	3.60	—	(4.42)	—	(4.42)	0.00	(c)	16.47	20.7	14,704	(0.58)		2.16	(e)	17
2005	18.80	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	(c)	17.29	(0.9)	14,003	(0.67)		2.15		3
2004	17.49	(0.15)	2.23	2.08	—	(0.77)	—	(0.77)	0.00	(c)	18.80	11.9	16,400	(0.85)		2.14	(e)	12

Class I
2009 (b)	$8.99	$0.05	$0.74	$0.79	—	—	—	—	$0.00	(c)	$9.78	8.8%	$4,085	1.04	%(d)	1.31	%(d)(e)	2%
2008 (f)	15.87	0.08	(6.57)	(6.49)	$(0.08)	$(0.03)	$(0.28)	$(0.39)	0.00	(c)	8.99	(40.8)	3,528	0.66	(d)	1.16	(d)(e)	4

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended June 30, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), and 2.15% (Class B and Class C), respectively. For the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, and 2004, the effect of the interest expense was minimal.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Value Fund Inc. (the “Fund”) was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$5,987,712	$141,158	—	$6,128,870
Cable and Satellite	51,185,430	—	$0	51,185,430
Energy and Utilities	10,173,471	—	0	10,173,471
Entertainment	70,584,336	—	288,638	70,872,974
Other Industries(a)	245,007,182	—	—	245,007,182

Total Common Stocks	382,938,131	141,158	288,638	383,367,927

Warrants(a)	25,585	—	—	25,585

TOTAL INVESTMENTS IN SECURITIES	$382,963,716	$141,158	$288,638	$383,393,512

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	0	—
Entertainment	288,638	—	—	—	—	—	288,638	—

Total Common Stocks	288,638	—	—	—	—	—	288,638	—

TOTAL INVESTMENTS IN SECURITIES	$288,638	$—	$—	$—	$—	$—	$288,638	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Losses may arise if the value of the contract decreases due to an unfavorable

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$1,580,200
Net long-term capital gains	1,173,893
Return of capital	11,551,667

Total distributions paid	$14,305,760

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$350,092,818	$114,308,655	$(81,007,961)	$33,300,694
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $6,219,038 and $32,455,080, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $54,734 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $12,445 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Capital Stock. The Fund offers four classes of shares – Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008, amounted to $6,859 and $770, respectively.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class A		Class A
Shares sold	658,436	$5,733,282	836,334	$10,832,495
Shares issued upon reinvestment of distributions	—	—	1,502,488	12,830,294
Shares redeemed	(3,767,720)	(31,961,708)	(9,321,726)	(118,379,716)

Net decrease	(3,109,284)	$(26,228,426)	(6,982,904)	$(94,716,927)

	Class B		Class B
Shares sold	21	$169	373	$2,915
Shares issued upon reinvestment of distributions	—	—	18,061	141,243
Shares redeemed	(72,693)	(578,819)	(199,368)	(2,507,713)

Net decrease	(72,672)	$(578,650)	(180,934)	$(2,363,555)

	Class C		Class C
Shares sold	20,421	$160,294	109,970	$1,374,663
Shares issued upon reinvestment of distributions	—	—	18,236	142,790
Shares redeemed	(97,763)	(758,469)	(387,461)	(4,688,358)

Net decrease	(77,342)	$(598,175)	(259,255)	$(3,170,905)

	Class I		Class I*
Shares sold	113,680	$1,018,441	403,538	$4,453,263
Shares issued upon reinvestment of distributions	—	—	6,600	56,297
Shares redeemed	(88,529)	(759,012)	(17,619)	(178,416)

Net increase	25,151	$259,429	392,519	$4,331,144

*	From the commencement of offering Class I Shares on January 11, 2008.
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder,and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 26, 2009, the Independent Board Members, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
1. Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations, and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.
2. Investment Performance of the Fund and Adviser. The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group. While the Fund had underperformed relative to its peer group over various time periods, the Independent Board Members noted the improvement during the most recently completed nine months. In addition, they noted several factors that may have contributed to the past underperformance and which may not have affected many peer funds, including (1) that the Fund is a non-diversified fund with larger exposure to certain issuers; (2) that the Fund tends to have low turnover, holding positions for longer periods; (3) that the Fund’s investments had focused on the entertainment and media sectors, which underperformed certain other sectors; and (4) that the Fund was experiencing net redemptions, which can adversely affect portfolio management flexibility. Encouraged by the more recent Fund performance, the Independent Board Members and concluded that the Adviser was delivering acceptable performance results.
3. Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category. They noted that, while the management fees are at the higher end relative to peer firms, the Fund’s other expenses are below the group average. The Independent Board Members also considered the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.
4. Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.
5. Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.
6. Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions
In considering the Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q209SR
The
Gabelli
Value
Fund
Inc.
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.